Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Super Voting [Member]	Subordinate Voting [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Equity Attributable To Shareholders Of Medmen [Member]	Noncontrolling Interest [Member]	Total
Ending balance, value at Jun. 27, 2020	$ 83		$ 791,173	$ (631,366)	$ 159,889	$ (336,778)	$ (176,888)
Ending balance, shares at Jun. 27, 2020	815,295	403,907,218
Net Loss				(71,615)	(71,615)	(30,093)	(101,708)
Controlling Interest Equity Transactions
Shares Issued to Settle Accounts Payable and Liabilities			1,159		1,159		1,159
Shares Issued to Settle Accounts Payable and Liabilities, shares		7,205,754
Equity Component of Debt - New and Amended			33,590		33,590		33,590
Redemption of MedMen Corp Redeemable Shares			13,655	34,925	48,580	(48,580)
Redemption of MedMen Corp Redeemable Shares, shares		88,945,434
Shares Issued for Vested Restricted Stock Units			437		437		437
Shares Issued for Vested Restricted Stock Units, shares		7,173,256
Shares Issued for Acquisition Costs			318		318		318
Shares Issued for Acquisition Costs, shares		2,082,890
Stock Grants for Compensation			817		817		817
Stock Grants for Compensation, shares		3,001,282
Deemed Dividend - Down Round Feature of Warrants			6,364	(6,364)
Deferred Tax Impact On Conversion Feature			(10,023)		(10,023)	(1,210)	(11,233)
Share-Based Compensation			2,546		2,546		2,546
Cancellation of Super Voting Shares	$ (83)		83
Cancellation of Super Voting Shares, shares	(815,295)
Non-Controlling Interest Equity Transactions:
Equity Component on Debt and Debt Modification						4,055	4,055
Ending balance, value at Dec. 26, 2020			840,119	(674,420)	165,698	(412,606)	(246,907)
Ending balance, shares at Dec. 26, 2020		512,315,834
Beginning balance, value at Jun. 27, 2020	$ 83		791,173	(631,366)	159,889	(336,778)	(176,888)
Beginning balance, shares at Jun. 27, 2020	815,295	403,907,218
Ending balance, value at Jun. 26, 2021			908,993	(717,233)	191,760	(445,394)	(253,634)
Ending balance, shares at Jun. 26, 2021		726,866,374
Net Loss				(74,357)	(74,357)	(6,611)	(80,968)
Controlling Interest Equity Transactions
Shares Issued for Cash, Net of Fees			73,394		73,394		73,394
Shares Issued for Cash, Net of Fees, shares		406,249,973
Shares Issued to Settle Debt and Accrued Interest			4,030		4,030		4,030
Shares Issued to Settle Debt and Accrued Interest, shares		20,833,333
Shares Issued to Settle Accounts Payable and Liabilities			715		715		715
Shares Issued to Settle Accounts Payable and Liabilities, shares		4,280,848
Equity Component of Debt - New and Amended			41,388		41,388		41,388
Redemption of MedMen Corp Redeemable Shares			1,139	382	1,521	(1,521)
Redemption of MedMen Corp Redeemable Shares, shares		4,138,883
Shares Issued for Vested Restricted Stock Units and Cashless Exercise of Options
Shares Issued for Vested Restricted Stock Units and Cashless Exercise of Options, shares		10,757,840
Shares Issued for Exercise of Warrants			1,274		1,274		1,274
Shares Issued for Exercise of Warrants, shares		8,807,605
Shares Issued for Conversion of Debt			2,371		2,371		2,371
Stock Issued During Period, Shares, Conversion of Convertible Securities		16,014,665
Stock Grants for Compensation			1,629		1,629		1,629
Stock Grants for Compensation, shares		2,169,771
Deferred Tax Impact On Conversion Feature			(11,712)		(11,712)		(11,712)
Share-Based Compensation			2,184		2,184		2,184
Ending balance, value at Dec. 25, 2021			$ 1,025,405	$ (791,208)	$ 234,197	$ (452,426)	$ (219,329)
Ending balance, shares at Dec. 25, 2021		1,200,119,292